GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Goodwill	$ 8,585	$ 5,244
Business services
Disclosure of operating segments [line items]
Goodwill	2,745	2,529
Infrastructure services
Disclosure of operating segments [line items]
Goodwill	1,991	481
Industrials
Disclosure of operating segments [line items]
Goodwill	$ 3,849	$ 2,234